13. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of components of income tax expense (benefit)
	2019	2018

Currently paid or payable	$1,693,624	$1,749,624
Deferred expense (benefit)	96,236	(11,359)
Total income tax expense(1)	$1,789,860	$1,738,265

Schedule of effective income tax rate reconciliation
	2019	2018

Computed expense at statutory rates	$2,236,904	$2,128,517
Tax exempt interest and BOLI	(306,073)	(291,550)
Disallowed interest	15,798	11,631
Partnership rehabilitation and tax credits	(415,099)	(437,229)
Low income housing investment amortization expense	246,564	323,948
Other	11,766	2,948
	$1,789,860	$1,738,265

Deferred income tax expense (benefit)
	2019	2018

Depreciation	$126,734	$25,782
MSRs	(13,728)	(16,451)
Deferred compensation	3,701	3,681
Bad debts	(68,029)	(34,533)
Limited partnership amortization	60,588	(20,129)
Investment in CFS Partners	(3,323)	(1,014)
Loan fair value	(6,171)	(2,228)
OREO write down	0	13,860
Prepaid expenses	(10,741)	(846)
Other	7,205	20,519
Change in deferred tax expense (benefit)	$96,236	$(11,359)

Components of the net deferred tax asset
	2019	2018

Components of the deferred tax asset:
Bad debts	$1,244,563	$1,176,534
Deferred compensation	12,898	16,599
Contingent liability - MPF program	17,838	17,838
Finance lease	11,930	23,287
Unrealized loss on debt securities AFS	0	172,143
Other	16,346	11,968
Total deferred tax asset	1,303,575	1,418,369

Components of the deferred tax liability:
Depreciation	384,197	257,463
Limited partnerships	76,995	16,407
MSRs	197,311	211,039
Unrealized gain on debt securities AFS	69,242	0
Investment in CFS Partners	71,054	74,377
Operating lease	226	0
Prepaid expenses	68,738	79,479
Fair value adjustment on acquired loans	0	6,171
Total deferred tax liability	867,763	644,936
Net deferred tax asset	$435,812	$773,433